Lease Liabilities	12 Months Ended
Dec. 31, 2021
Lease liabilities [abstract]
LEASE LIABILITIES [Text Block]
21. LEASE LIABILITIES

The Company has finance leases, operating leases and equipment financing liabilities for various mine and plant equipment, office space and land. Finance leases and equipment financing obligations require underlying assets to be pledged as security against the obligations and all of the risks and rewards incidental to ownership of the underlying asset being transferred to the Company. For operating leases, the Company controls but does not have ownership of the underlying right-of-use assets.

Lease liabilities are initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company's incremental borrowing rate. Lease liabilities are subsequently measured at amortized cost using the effective interest rate method.

Certain lease agreements may contain lease and non-lease components, which are generally accounted for separately. For certain equipment leases, such as vehicles, the Company has elected to account for the lease and non-lease components as a single lease component.

The movement in lease liabilities during the year ended December 31, 2021 and year ended December 31, 2020 are comprised of the following:

	Finance Leases	Operating Leases(a)	Equipment Financing(b)	Total
Balance at December 31, 2019	$50	$18,951	$2,935	$21,936
Additions	—	2,494	—	2,494
Remeasurements	—	2,779	—	2,779
Finance costs	—	1,396	83	1,479
Repayments of principal	(50)	(5,353)	(2,303)	(7,706)
Payments of finance costs	—	—	(126)	(126)
Foreign exchange gain	—	(281)	—	(281)
Balance at December 31, 2020	$—	$19,986	$589	$20,575
Acquisition of Jerritt Canyon (Note 4)	2,194	—	—	2,194
Additions	4,001	18,854	—	22,855
Remeasurements	—	2,031	—	2,031
Disposals	—	(150)	—	(150)
Finance costs	89	1,915	9	2,013
Repayments of principal	(942)	(7,824)	(521)	(9,287)
Payments of finance costs	(89)	—	(13)	(102)
Foreign exchange gain	—	(268)	—	(268)
Balance at December 31, 2021	$5,253	$34,544	$64	$39,861
Statements of Financial Position Presentation
Current portion of lease liabilities	$—	$4,820	$538	$5,358
Non-current portion of lease liabilities	—	15,166	51	15,217
Balance at December 31, 2020	$—	$19,986	$589	$20,575
Current portion of lease liabilities	$2,165	$9,596	$64	$11,825
Non-current portion of lease liabilities	3,088	24,948	—	28,036
Balance at December 31, 2021	$5,253	$34,544	$64	$39,861

(a) Operating leases

Operating leases primarily relate to equipment and building rental contracts, land easement contracts and service contracts that contain embedded leases for property, plant and equipment. These operating leases have remaining lease terms of one to ten years, some of which include options to terminate the leases within a year, with incremental borrowing rates ranging from 3.35% to 11.20% per annum.
During the year ended December 31, 2021 and 2020, the amounts of lease payments recognized in the profit and loss are summarized as follows:

	Year Ended December 31, 2021	Year Ended December 31, 2020
Expenses relating to variable lease payments not included in the measurement of lease liability	$109,565	$25,560
Expenses relating to short-term leases	41,283	19,607
Expenses relating to low value leases	5	81
	$150,853	$45,248

(b) Equipment financing

During 2017, the Company entered into a $7.9 million credit facility with repayment terms ranging from 12 to 16 equal quarterly installments in principal plus related interest. The facility bears an interest rate of LIBOR plus 4.60%. Proceeds from the equipment financing were primarily used for the purchase and rehabilitation of property, plant and equipment. The equipment financing is secured by certain equipment of the Company and is subject to various covenants, including the requirement for First Majestic to maintain a leverage ratio based on total debt to rolling four quarters adjusted EBITDA. As of December 31, 2021 and year ended December 31, 2020, the Company was in compliance with these covenants.

As at December 31, 2021, the net book value of property, plant and equipment includes $2.0 million (December 31, 2020 - $1.9 million) of equipment pledged as security for the equipment financing.